Accounts Payable and Accrued Liabilities	3 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities [Text Block]

9. Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are as follows:

	June 30, 2025	March 31, 2025

Accounts payable	$10,168	$11,650
Accrued liabilities	5,148	2,254
Holdback payable	500	500
Other payable	1,241	973

	$17,057	$15,377